SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2019
Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 - 50	years
Leasehold improvement	3 – 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10	years
Electronic equipment	5 - 10	years
Office equipment	3 - 5	years
Other equipment	3 - 5	years
Others	3	years
Construction in progress	*

Note*: The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Amortization Periods by Major Intangible Asset Classes

The amortization periods by major intangible asset classes are as follows:

Trademarks and brand names	10 years-indefinite
Core curriculum	10	years
Customer relationship, backlog and student base	0.6-5	years
Non-compete agreements	4-7.7	years
Software	5	years
License	3	years

Topic 606
Impact of Adoption of Topic 606 on Consolidated Balance Sheet and Statement of Operations

	As of and for the year ended August 31, 2019
		Balances without	Effect change
	As reported	adoption of Topic 606	higher/(lower)
Revenue	2,563,005	2,553,238	9,767
Refund liabilities	20,259	—	20,259
Contract liabilities	1,529,137	1,549,396	(20,259)
Retained earnings at beginning	231,240	231,036	204

BGY Education Investment
Schedule of Amounts and Balances of BGY Education Investment

The following amounts and balances of BGY Education Investment were included in the Group’s combined and consolidated financial statements after the elimination of intercompany balances and transactions.

	As of August 31
	2018	2019
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	891,735	975,513
Restricted cash	10,229	17,670
Short term investments	—	19,600
Accounts receivable, net of allowance of nil and nil as of August 31, 2018 and 2019, respectively	671	802
Amounts due from related parties	10,522	5,479
Other receivables, deposits and other assets	35,643	42,551
Inventories	8,944	25,324
Total current assets	957,744	1,086,939
Property and equipment, net	380,483	538,683
Land use rights, net	33,721	88,204
Intangible assets, net	57,808	143,993
Goodwill	237,544	505,392
Long-term investments	—	11,401
Prepayments for construction contract	267	380
Deferred tax assets, net	16,799	16,797
Deposits for acquisition	—	5,137
Other non-current assets	6,249	8,843
Total non-current assets	732,871	1,318,830
TOTAL ASSETS	1,690,615	2,405,769
LIABILITIES
Current liabilities
Accounts payable	37,271	32,842
Amounts due to related parties	142,068	76,117
Accrued expenses and other current liabilities	289,388	364,734
Income tax payable	23,886	50,968
Deferred revenue	936,615	—
Contract liabilities	—	1,157,774
Refund liabilities	—	19,132
Total current liabilities	1,429,228	1,701,567
Deferred tax liabilities, net	14,452	35,895
Other non-current liabilities due to related parties	—	21,736
Other non-current liabilities due to third parties	7,817	7,621
Total non-current liabilities	22,269	65,252
TOTAL LIABILITIES	1,451,497	1,766,819

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenues	1,320,421	1,621,872	2,102,396
Net income	34,447	67,224	47,898
Net cash provided by operating activities	466,704	192,745	730,145
Net cash used in investing activities	(38,909)	(82,407)	(519,082)
Net cash provided by/(used in) financing activities	1,568	—	(119,844)
Net increase in cash and cash equivalents and restricted cash	429,363	110,338	91,219
Cash and cash equivalents and restricted cash at beginning of year	362,263	791,626	901,964
Cash and cash equivalents and restricted cash at end of year	791,626	901,964	993,183